Changes in working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in working capital
Increase in amounts receivable and other assets	$ (4,168)	$ (4,828)
(Increase)/decrease in inventory1	(363)	293
Decrease in loans receivable		1,126
Increase in amounts payable and other liabilities	2,799	3,009
Change in working capital	$ (1,732)	$ (400)